Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Twin Oak Active Opportunities ETF (TSPX) (the “Fund”),
Listed on Cboe BZX Exchange, Inc.
a series of Manager Directed Portfolios

Supplement dated February 20, 2025 to the Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated January 30, 2025

Effective immediately, the Prospectus and SAI are revised to reflect that, upon commencement of operations, the Fund’s investment adviser, Twin Oak ETF Company (the “Adviser”), has voluntarily agreed to reduce the management fee from 0.99% to 0.35% of the Fund’s average daily net assets for the Twin Oak Active Opportunities ETF.

Supplement Closing	ck0001359057_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.
Twin Oak Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Twin Oak Active Opportunities ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Twin Oak Active Opportunities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Twin Oak Active Opportunities ETF | Twin Oak Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSPX